Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Currency Analysis of Bank Borrowings

A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2025	2024
	US$	US$
Hong Kong dollars – secured	50,046	50,135
United States dollars – secured	73,835	44,163
United States dollars – unsecured	—	30,184
Singapore dollars - secured	168,248	158,466
British Pound – unsecured	13	25

	292,142	282,973
Present as:
Non-current	208,910	219,434
Current	83,232	63,539

	292,142	282,973